UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09145

Investment Company Act File Number

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Income Trust

August 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.2%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,793,024
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,551,984

		$4,345,008

Cogeneration — 1.6%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,150	$1,077,987

		$1,077,987

Education — 28.5%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$775	$794,770
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	310	311,559
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	150	159,839
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24	80	83,638
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25	50	51,419
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,534,372
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	329,657
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	518,283
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,011,180
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	753,717
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	524,091
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,023,260
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,041,220
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,688,120
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,591,950
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	340,421
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	418,796
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,658,015
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,050,180
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	280,140
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	727,217

		$19,891,844

Electric Utilities — 6.0%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,548,638
Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,330	989,573
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	1,645	1,658,127

		$4,196,338

General Obligations — 8.0%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$202,708
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	325	106,405
New York, 5.00%, 2/15/34(1)	4,000	4,130,560
New York City, 6.25%, 10/15/28	1,000	1,159,980

		$5,599,653

Security	Principal Amount (000’s omitted)	Value
Health Care-Miscellaneous — 0.2%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	$50	$50,570
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	100	101,140

		$151,710

Hospital — 24.8%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$138,009
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,000,339
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	975	975,829
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,499,636
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	912,320
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34	500	481,105
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,005,940
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,043,740
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	845	845,803
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/36	750	736,425
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,250	1,265,350
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	415,228
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	818,567
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,085	1,086,020
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	395	329,043
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,000	844,340
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	648,772
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,250	1,254,338

		$17,300,804

Housing — 16.2%
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,476,345
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,622,411
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,003,330
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,639,464
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,500,180
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,325	1,268,939
New York Mortgage Agency, (AMT), 5.125%, 10/1/37	785	786,923

		$11,297,592

Industrial Development Revenue — 8.6%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,067,500
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,000	1,025,050
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42	1,350	1,109,308
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), (AMT), 6.25%, 12/1/34	2,500	2,502,750
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	280	286,930

		$5,991,538

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 6.9%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,194,850
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,503,090
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,138,113

		$4,836,053

Insured-Electric Utilities — 2.2%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,517,921

		$1,517,921

Insured-Other Revenue — 3.5%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,053,371
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,357,381

		$2,410,752

Insured-Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$241,610

		$241,610

Insured-Transportation — 2.1%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$1,475	$1,491,299

		$1,491,299

Insured-Water and Sewer — 1.4%
Nassau County Industrial Development Agency, (New York Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$942,300

		$942,300

Other Revenue — 8.4%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,073,249
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	399,916
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,415	1,502,291
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,085,980
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	1,825,320

		$5,886,756

Senior Living/Life Care — 6.9%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,416,389
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	281,459
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	116,514
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	927,598
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	196,162
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	187,381
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,800	1,685,286

		$4,810,789

Special Tax Revenue — 19.6%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,515,840
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	2,100	2,278,185
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,028,440
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,032,440
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,263,640
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	900	915,444
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	595,233

		$13,629,222

Security	Principal Amount (000’s omitted)	Value
Transportation — 14.7%
Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$776,870
Metropolitan Transportation Authority, 5.00%, 11/15/38	1,500	1,476,645
New York Thruway Authority, 5.00%, 1/1/37	1,200	1,207,236
New York Thruway Authority, 5.00%, 1/1/42	1,000	998,430
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	1,900	1,918,012
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,054,637
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	2,816,337

		$10,248,167

Water and Sewer — 6.4%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	$3,105	$3,426,026
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,002,190

		$4,428,216

Total Tax-Exempt Investments — 172.6% (identified cost $118,674,226)		$120,295,559

Miscellaneous — 1.2%

Security	Units	Value
Real Estate — 1.2%
CMS Liquidating Trust(3)(4)(5)	257	$822,400

Total Miscellaneous — 1.2% (identified cost $822,400)		$822,400

Total Investments — 173.8% (identified cost $119,496,626)		$121,117,959

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.4)%		$(33,725,181)

Other Assets, Less Liabilities — (25.4)%		$(17,689,696)

Net Assets Applicable to Common Shares — 100.0%		$69,703,082

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FNMA	-	Federal National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2013, 9.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 3.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,059,211.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2013, the aggregate value of these securities is $822,400 or 1.2% of the Trust’s net assets applicable to common shares.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

A summary of open financial instruments at August 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/13	43 U.S. Long Treasury Bond	Short	$(5,666,179)	$(5,671,969)	$(5,790)

At August 31, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $5,790.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$100,941,333

Gross unrealized appreciation	$3,705,130
Gross unrealized depreciation	(2,843,504)

Net unrealized appreciation	$861,626

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$120,295,559	$—	$120,295,559
Miscellaneous	—	—	822,400	822,400
Total Investments	$—	$120,295,559	$822,400	$121,117,959

Liability Description
Futures Contracts	$(5,790)	$—	$—	$(5,790)
Total	$(5,790)	$—	$—	$(5,790)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2013 is not presented.

At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2013